UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST - VIP EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WORLDWIDE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number of Shares					Value
COMMON STOCKS: 94.3%
Brazil: 11.8%
	230,000	Anhanguera Educacional Participacoes S.A.				$ 3,312,228
	281,000		BR Malls Participacoes S.A.			3,318,244
	216,700		BR Properties S.A.			1,567,049
	55,000	Cia Hering S.A.				1,080,608
	336,000		Diagnosticos da America S.A.			2,926,668
	54,000	Drogasil S.A.				846,886
	160,000		Hypermarcas S.A. *			1,952,372
	350,000		Localiza Rent A Car S.A.			3,680,378
	106,000	Marisa S.A.				941,772
	75,000		Petroleo Brasileiro S.A. (ADR)			3,336,750
	190,000		Rossi Residencial S.A.			1,314,140
	21,000	Totvs S.A.				1,261,169
						25,538,264

China / Hong Kong: 18.2%
	1,990,000	China High Precision Automation Group Ltd. *				1,312,271
	694,000		China Oilfield Services Ltd. #			1,017,904
	2,310,000	China Shanshui Cement Group Ltd. #				1,289,527
	1,390,000	Fu Ji Food & Catering Services Holdings Ltd. * #				-
	2,010,000	Fushan International Energy Group Ltd. #				1,524,613
	63,000	Home Inns & Hotels Management, Inc. (ADR) *				2,062,620
	2,626,000	Ju Teng International Holdings Ltd. #				2,533,836
	795,000	Lianhua Supermarket Holdings Co. Ltd. * #				2,858,810
	2,885,000		Pacific Basin Shipping Ltd. #			2,289,869
	3,414,000		Peace Mark Holdings Ltd. * #			-
	9,822,490	Qin Jia Yuan Media Services Co. Ltd. #				1,857,843
	14,180,000		REXLot Holdings Ltd. #			2,025,083
	2,330,000	Sa Sa International Holdings Ltd. #				1,817,323
	4,825,000		SJM Holdings Ltd. #			3,184,845
	4,370,000		Soho China Ltd. #			2,472,045
	2,610,000		Techtronic Industries Co. #			2,114,736
	262,500		Tencent Holdings Ltd. #			5,259,739
	2,909,200	Tian An China Investment Co. Ltd. #				1,833,394
	418,000		Tsingtao Brewery Co. Ltd. #			2,101,531
	720,000	Yanzhou Coal Mining Co. Ltd. #				1,732,428
						39,288,417

India: 7.5%
	385,000		Crompton Greaves Ltd. #			2,237,857
	75,000	Financial Technologies India Ltd. #				2,615,185
	164,910	Godrej Consumer Products Ltd. #				960,311
	1,282,400		Hirco PLC (GBP) * #			2,617,258
	150,000	Housing Development & Infrastructure Ltd. * #				954,728
	125,000	Mundra Port & Special Economic Zone Ltd. #				2,196,596
	539,000		Rolta India Ltd. #			2,147,142
	210,769	Shriram Transport Finance Co. Ltd. #				2,471,717
						16,200,794

Indonesia: 2.7%
	8,000,000		Adaro Energy Tbk PT #			1,718,682
	1,770,000		Bank Rakyat Indonesia PT #			1,600,929
	8,000,000		Mitra Adiperkasa Tbk PT * #			615,151
	4,150,000		Perusahaan Gas Negara PT #			1,934,066
						5,868,828

Israel: 0.4%
	182,500	Queenco Leisure International Ltd. (GDR) * # R				739,485

Kazakhstan: 3.4%
	108,350	Eurasian Natural Resources Corp. (GBP) #				1,957,785
	171,000	Halyk Savings Bank of Kazakhstan (GDR) * #				1,860,097
	60,000	Kazakhstan Kagazy PLC (GDR) *				15,000
	510,300	Kazakhstan Kagazy PLC (GDR) * R				127,575
	140,000	KazMunaiGas Exploration Reg S (GDR) #				3,450,811
						7,411,268

Malaysia: 0.6%
	1,485,400	CB Industrial Product Holding BHD #				1,328,621

Mexico: 3.3%
	328,700	Banco Compartamos, S.A. de C.V.				1,853,295
	95,000	First Cash Financial Services, Inc. *				2,049,150
	938,600	Genomma Lab Internacional, S.A. de C.V. *				3,260,570
						7,163,015

Panama: 1.0%
	34,500		Copa Holdings S.A. (Class A)			2,097,600

Peru: 0.8%
	18,900		Credicorp Ltd. (USD)			1,666,602

Philippines: 0.9%
	5,800,000	Alliance Global Group, Inc. * #				704,293
	37,250,000		Megaworld Corp. #			1,051,324
	19,400,000		Megaworld Corp. Warrants *
			(PHP 1.00, expiring 4/28/14)			236,114
						1,991,731

Poland: 1.3%
	790,000	International Personal Finance PLC (GBP) #				2,881,844

Russia: 6.9%
	223,000	Globaltrans Investment PLC Reg S (GDR) #				2,893,020
	55,000	Lukoil (ADR)				3,118,500
	182,000	Novorossiysk Sea Trade Port Reg S (GDR) *				2,493,400
	72,000	Pharmstandard Reg S (GDR) * #				1,778,958
	797,000	Sberbank RF				2,326,188
	347,100		Sistema Hals Reg S (GDR) *			572,715
	49,000	X5 Retail Group N.V. Reg S (GDR) * #				1,719,623
						14,902,404

Singapore: 2.2%
	2,890,000		CSE Global Ltd. #			2,043,778
	590,000		Noble Group Ltd. #			1,288,186
	295,000		Wilmar International Ltd. #			1,409,920
						4,741,884

South Africa: 6.2%
	55,000	African Rainbow Minerals Ltd. (GBP) #				1,447,193
	138,091		Bidvest Group Ltd. #			2,584,045
	111,000	Naspers Ltd. #				4,812,815
	240,000		Spar Group Ltd. #			2,453,628
	126,114		Standard Bank Group Ltd. #			1,975,206
						13,272,887

South Korea: 12.4%
	12,900		Cheil Worldwide, Inc. #			3,820,567
	55,400	CJ O Home Shopping Co. Ltd. * #				3,524,256
	116,490		Hynix Semiconductor, Inc. * #			2,749,123
	21,800		Hyundai Mobis Co. Ltd. #			2,889,010
	15,200		Lotte Shopping Co. #			4,404,406
	65,000		Nanotronix Co. Ltd. * #			422,120
	36,000		Samsung Card Co. #			1,632,828
	3,700	Samsung Electronics Co. Ltd. #				2,675,079
	15,700		Samsung Techwin Co. Ltd. #			1,177,950
	152,000		Woongjin Thinkbig Co. Ltd. #			3,382,200
						26,677,539

Taiwan: 10.6%
	2,960,000	Advanced Semiconductor Engineering, Inc. #				2,693,395
	1,255,000		China Ecotek Corp. #			1,888,579
	1,470,700	Lumax International Corp. Ltd. #				2,659,996
	207,344		MediaTek, Inc. #			3,598,770
	700,000		Powertech Technology, Inc. #			2,500,583
	145,000		Richtek Technology Corp. #			1,551,681
	245,000		Simplo Technology Co. Ltd. #			1,396,231
	1,880,000	Uni-President Enterprises Corp. #				2,140,849
	1,919,213		Wistron Corp. #			3,486,678
	90,000	Young Fast Optoelectronics Co. Ltd. #				953,666
						22,870,428
Thailand: 2.1%
	540,000		Bangkok Bank PCL (NVDR) #			2,193,057
	2,650,000	Tisco Financial Group PCL (NVDR) #				2,209,958
						4,403,015

Turkey: 2.0%
	24,000		BIM Birlesik Magazalar A.S. #			1,247,550
	1,097,085	Sinpas Gayrimenkul Yatirim Ortakligi A.S. #				1,837,344
	253,000	Turkiye Garanti Bankasi A.S. #				1,186,035
						4,270,929
Total Common Stocks
(Cost: $164,040,911)						203,315,555

PREFERRED STOCKS: 2.7%
Brazil: 2.7%
	178,064		Cia Vale do Rio Doce			4,941,355
	35,000		Vale S.A. (ADR)			971,600
Total Preferred Stocks						5,912,955
(Cost: $441,276)

MONEY MARKET FUND: 1.2%
(Cost: $2,488,766)
United States: 1.2%
	2,488,766	AIM Treasury Portfolio - Institutional Class				2,488,766

Total Investments: 98.2%
(Cost: $166,970,953)						211,717,276
Other assets less liabilities: 1.8%						3,969,773
NET ASSETS: 100.0%						$ 215,687,049

ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
NVDR Non Voting Depository Receipt
PHP Philippine Peso

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $154,585,691, which represents 71.7% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $867,060, or 0.4% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $171,721,454 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation						$ 63,040,406
Gross Unrealized Depreciation						(23,044,584)
Net Unrealized Appreciation						$ 39,995,822

Restricted securities held by the Fund are as follows:
		Acquisition	Number	Acquisition		% of
Security		Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC (GDR) (a)		7/19/2007	510,300	$ 2,551,500	$ 127,575	0.1%
Queenco Leisure International Ltd. 144A (a)		7/3/2007	182,500	3,481,828	739,485	0.3
(a)-Illiquid Security				$ 6,033,328	$ 867,060	0.4%

					% of
Summary of Investments by Industry (unaudited)					Investments	Value
Basic Materials					4.5%	$ 9,460,508
Communications					9.2	19,555,284
Consumer, Cyclical					13.4	28,278,195
Consumer, Non-cyclical					16.1	33,999,992
Diversified					2.2	4,576,524
Energy					7.5	15,899,688
Financial					19.6	41,632,111
Industrial					10.8	22,857,773
Technology					14.6	31,034,369
Utilities					0.9	1,934,066
Total Common and Preferred Stocks					98.8%	209,228,510
Money Market Fund					1.2	2,488,766
					100.0%	$ 211,717,276

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

				Level 2	Level 3
			Level 1	Significant	Significant	Fair Value
			Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Brazil			$ 25,538,264	$ -	$ -	$ 25,538,264
China / Hong Kong			3,374,891	35,913,526	-	39,288,417
India			-	16,200,794	-	16,200,794
Indonesia			-	5,868,828	-	5,868,828
Israel			-	739,485	-	739,485
Kazakhstan			142,575	7,268,693	-	7,411,268
Malaysia			-	1,328,621	-	1,328,621
Mexico			7,163,015	-	-	7,163,015
Panama			2,097,600	-	-	2,097,600
Peru			1,666,602	-	-	1,666,602
Philippines			236,114	1,755,617	-	1,991,731
Poland			-	2,881,844	-	2,881,844
Russia			8,510,803	6,391,601	-	14,902,404
Singapore			-	4,741,884	-	4,741,884
South Africa			-	13,272,887	-	13,272,887
South Korea			-	26,677,539	-	26,677,539
Taiwan			-	22,870,428	-	22,870,428
Thailand			-	4,403,015	-	4,403,015
Turkey			-	4,270,929	-	4,270,929

Preferred Stocks:
Brazil			5,912,955	-	-	5,912,955

Money Market Fund:
United States			2,488,766	-	-	2,488,766
Total			$ 57,131,585	$ 154,585,691	$ -	$ 211,717,276

See Note to Schedule of Investments

                                    VIP Emerging Markets Fund
Note to Schedule of Investments
March 31, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VIP Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, VIP Emerging Markets Fund

Date: May 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, VIP Emerging Markets Fund

Date: May 31, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, VIP Emerging Markets Fund

Date: May 31, 2010